SHAREHOLDERS' EQUITY - Share Capital - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in equity
Balance, beginning of year	$ 609,310	$ 420,965
Balance, beginning of year (in shares)	244,000,000
Issue of shares (net of tax effected issue costs) (in shares)		33,062,500
Purchase of common shares under Normal Course Issuer Bid	$ (410,900)	$ (123,200)	$ (1,900)
Purchase of common shares under Normal Course Issuer Bid (in shares)	(27,924,842)	(12,897,721)	(340,434)
Balance, end of year	$ 1,076,613	$ 609,310	$ 420,965
Balance, end of year (in shares)	217,000,000	244,000,000
Share Capital
Increase (decrease) in equity
Balance, beginning of year	$ 3,094,061	$ 3,113,829	$ 3,106,875
Balance, beginning of year (in shares)	243,852,000	222,548,000	221,744,000
Issue of shares (net of tax effected issue costs)		$ 99,516
Issue of shares (net of tax effected issue costs) (in shares)		33,062,000
Purchase of common shares under Normal Course Issuer Bid	$ (266,694)	$ (128,686)	$ (3,582)
Purchase of common shares under Normal Course Issuer Bid (in shares)	(27,925,000)	(12,898,000)	(340,000)
Share-based compensation - treasury settled	$ 9,962	$ 9,402	$ 10,694
Share-based compensation - treasury settled (in shares)	1,358,000	1,140,000	1,160,000
Cancellation of predecessor shares			$ (158)
Cancellation of predecessor shares (in shares)			(16,000)
Balance, end of year	$ 2,837,329	$ 3,094,061	$ 3,113,829
Balance, end of year (in shares)	217,285,000	243,852,000	222,548,000